Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Aug. 31, 2024		Aug. 31, 2023		Aug. 31, 2024		Aug. 31, 2023		Feb. 29, 2024		Feb. 28, 2023
Income Statement [Abstract]
Revenue	$ 154,498		$ 27,663		$ 343,291		$ 47,225		$ 458,752		$ 382,832
Cost of revenue (exclusive of depreciation and amortization, shown separately below)	155,455		23,734		329,036		41,452		397,532		354,921
Gross profit (loss)	(957)		3,929		14,255		5,773		61,220		27,911
Operating Expenses:
Salaries and benefits	628,759		360,947		1,255,511		768,555		1,604,487		2,124,296
Stock based compensation	13,841				30,235				116,512
General and administrative	21,677		128,955		49,231		198,058		152,106		209,561
Sales and marketing	51,347		49,758		207,536		90,539		484,250		707,137
Professional service fees	372,027		125,934		895,900		260,304		1,421,508		615,432
Technology	141,022		83,786		325,691		119,680		311,430		551,418
Organization costs	80,452				109,189				25,000
Depreciation and amortization	95,414		331,549		383,000		667,889		1,468,762		707,238
Other expenses	63,796		10,001		179,655		17,731		156,522		64,684
Total Operating Expenses	1,468,335		1,090,930		3,435,948		2,122,756		5,740,577		4,979,766
Operating loss	(1,469,292)		(1,087,001)		(3,421,693)		(2,116,983)		(5,679,357)		(4,951,855)
Other Income (Expenses)
Loss on disposal of assets									(14,718)
Gain on extinguishment of liability									166,890
Loss on promissory note receivable									(1,567,665)
Interest income (expense), net	(64,227)		(73,762)		(99,452)		(139,151)		(48,620)		(71,871)
Other Income (expense)									486,633		(9,770)
Total Other Income (Expense)	(64,227)		(73,762)		(99,452)		(139,151)		(977,480)		(81,641)
Net loss from continuing operations before taxes	(1,533,519)		(1,160,763)		(3,521,145)		(2,256,134)		(6,656,837)		(5,033,496)
Provision for income taxes
Net loss from continuing operations	(1,533,519)		(1,160,763)		(3,521,145)		(2,256,134)		(6,656,837)		(5,033,496)
Net gain (loss) from discontinued operations, net of taxes	(1,131)				7,778				(675,314)
Net loss	(1,534,650)		(1,160,763)		(3,513,367)		(2,256,134)		(7,332,151)		(5,033,496)
Preferred dividends	(10,688)				(21,376)				(7,125)
Net Loss Applicable to Common Stockholders	$ (1,545,338)		$ (1,160,763)		$ (3,534,743)		$ (2,256,134)		$ (7,339,276)		$ (5,033,496)
Basic loss per common share from continuing operations	$ (0.29)	[1]	$ (13.92)	[1]	$ (1.07)	[1]	$ (27.06)	[1]	$ (29.16)	[2]	$ (70.32)	[2]
Diluted loss per common share from continuing operations	(0.29)	[1]	(13.92)	[1]	(1.07)	[1]	(27.06)	[1]	(29.16)	[2]	(70.32)	[2]
Basic loss per common share from discontinued operations	(0.00)	[1]		[1]	(0.00)	[1]		[1]	(2.96)	[2]		[2]
Diluted loss per common share from discontinued operations	(0.00)	[1]		[1]	(0.00)	[1]		[1]	(2.96)	[2]		[2]
Loss per common share basic	(0.29)	[1]	(13.92)	[1]	(1.07)	[1]	(27.06)	[1]	(32.12)	[2]	(70.32)	[2]
Loss per common share diluted	$ (0.29)	[1]	$ (13.92)	[1]	$ (1.07)	[1]	$ (27.06)	[1]	$ (32.12)	[2]	$ (70.32)	[2]
Weighted average number of shares outstanding basic	5,275,511	[1]	83,371	[1]	3,277,338	[1]	83,371	[1]	228,274	[2]	71,581	[2]
Weighted nverage number of shares outstanding diluted	5,275,511	[1]	83,371	[1]	3,277,338	[1]	83,371	[1]	228,274	[2]	71,581	[2]

[1]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued
[2]	On December 29, 2023, Sigma Additive Solutions, Inc. acquired NextTrip in a reverse acquisition. NextTrip Group, LLC was issued 83,371 shares of Sigma Additive Solutions, Inc. common stock in exchange for 100% of the issued and outstanding capital stock of NextTrip at the time of the reverse acquisition. The Company has reflected this transaction retroactively in these financial statements.